Derivatives (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the notional amount and fair value of freestanding derivative instruments:

	December 31, 2024			December 31, 2023
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Derivatives designated as hedges
Interest rate swaps	$187,000	$—	$5,192	$—	$—	$—
The following table presents the notional amount and fair value of freestanding derivative instruments:

	September 30, 2025			December 31, 2024
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Derivatives designated as hedges
Interest rate swaps	$187,000	$45	$—	$187,000	$—	$5,192